Income Taxes - Summary of Components of Net Deferred Income Tax Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	₱ 18,172	₱ 17,636	₱ 13,385
Net deferred income tax liabilities	165	204	₱ 169
Unearned revenues [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	5,192	6,305
Accumulated provision for expected credit losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	3,667	2,814
Lease liability over right-of-use assets under IFRS 16 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	3,448	3,733
Fixed asset impairment/depreciation due to shortened life of property and equipment [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	2,875	115
Unamortized past service pension costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	2,629	3,229
Unrealized foreign exchange gains [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	1,157	1,509
Accumulated write-down of inventories to net realizable values [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	393	544
Pension and other employee benefits [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	2,224	1,304
Derivative financial instruments [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	215	248
NOLCO [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	199	165
Excess MCIT over RCIT [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets		103
Taxes and duties capitalized [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(147)	(129)
Customer list and trademark [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(272)	(197)
Capitalized charges and others [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(3,408)	(2,107)
Investment Property [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax liabilities	240	240
Unrealized foreign exchange gains [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax liabilities	21	10
Others [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Others	₱ (96)	₱ (46)